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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number:  1

         This Amendment (Check only one.):       [X] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X  7AW


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Jessop
Title:  Operations Manager
Phone:  +44 20 7201 5804

Signature, Place, and Date of Signing:

 /s/ Mark Jessop                                   London, Uk                               November 8, 2006
---------------------------                ----------------------------                 -----------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    66
                                                           ------------------

Form 13F Information Table Value Total:                            $1,026,965
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ------------      -------------------------          ------------------

         None.

                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL                 SPONSORED ADR  013904 30 5  28,258     2,320,000 SH         X                        2,320,000

------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP             COM            020039 10 3  37,335      672,706  SH         X                          672,706

------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                COM            001765 10 6  39,338     1,700,000 SH         X                         1,700,000

------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                COM            00206R 10 2    179        5,500   SH         X                           5,500

------------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP       SPONSORED ADR  002255 10 7   1,439      101,000  SH         X                          101,000

------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA
PROCESSING IN           COM            053015 10 3  28,593      604,000  SH         X                          604,000

------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A      SP ADR PFD NEW 059460 30 3    867       26,000   SH         X                          26,000

------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG
FINANCIERA S            SP ADR 500 PFD 059602 20 1  43,965     1,465,496 SH         X                         1,465,496

------------------------------------------------------------------------------------------------------------------------------------
BOEING CO               CALL           097023 10 5    35        75,000   SH  CALL   X                          75,000

------------------------------------------------------------------------------------------------------------------------------------
BOEING CO               PUT            097023 10 5    217       75,000   SH  PUT                               75,000

------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO COM            110122 10 8  43,558     7,747,916 SH         X                         7,747,916

------------------------------------------------------------------------------------------------------------------------------------



                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV         SPON ADR 5 ORD 151290 88 9   4,221      140,316  SH         X                          140,316

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA
DE MINA                 SP ADR N-V PFD 204409 60 1   1,452      37,000   SH         X                          37,000

------------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN DIST
CORP                    COM            153435 10 2   4,553      194,500  SH         X                          194,500

------------------------------------------------------------------------------------------------------------------------------------
CHARTERED SEMICONDUCTOR
MFG                     ADR            16133R 10 6    374       50,000   SH         X                          50,000

------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE
HLDGS INC               CL A           167760 10 7  14,348      30,000   SH         X                          30,000

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO
RIO DOCE                SPON ADR PFD   204412 10 0   9,277      501,200  SH         X                          501,200

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS
DAS AME                 SPON ADR PFD   20441W 20 3     2          50     SH         X                            50

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA
NACION                  SPONSORED ADR  20440W 10 5   7,278      256,000  SH         X                          256,000

------------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA S A        SPONSORED ADR  126153 10 5    815       21,200   SH         X                          21,200

------------------------------------------------------------------------------------------------------------------------------------




                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CRESUD S A C I F Y A    SPONSORED ADR  226406 10 6    849       62,442   SH         X                          62,442

------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX
S A DE                  SPONSORED ADR  25030W 10 0   9,338      247,300  SH         X                          247,300

------------------------------------------------------------------------------------------------------------------------------------
DEXCOM INC              COM            252131 10 7  13,956     1,253,941 SH         X                         1,253,941

------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP         COM            319963 10 4  50,877     1,211,363 SH         X                         1,211,363

------------------------------------------------------------------------------------------------------------------------------------
FLORIDA ROCK INDS INC   COM            341140 10 1  28,220      729,000  SH         X                          729,000

------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD    SPONSORED ADR  34415V 10 9   1,390      24,000   SH         X                          24,000

------------------------------------------------------------------------------------------------------------------------------------
GOL LINHAS AEREAS
INTLG S A               SP ADR REP PFD 38045R 10 7   1,374      40,000   SH         X                          40,000

------------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC       COM            38821G 10 1  29,577      789,275  SH         X                          789,275

------------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC & PAC
TEA INC                 COM            390064 10 3  18,443      765,924  SH         X                          765,924

------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA
DE CV                   SP ADR REP ORD 40049J 20 6    991       46,600   SH         X                          46,600

------------------------------------------------------------------------------------------------------------------------------------



                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO          COM            406216 10 1  25,346      890,879  SH         X                          890,879

------------------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG LTD    SPONSORED ADR  413216 30 0   5,237      405,000  SH         X                          405,000

------------------------------------------------------------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES
LTD                     SPONSORED ADR  456788 10 8   2,005      42,000   SH         X                          42,000

------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC          COM            524901 10 5  30,762      305,000  SH         X                          305,000


------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP              COM            540424 10 8  72,787     1,920,500 SH         X                         1,920,500

------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY
GROUP LTD               CALL           G5876H 90 5    228       400,000  SH  CALL                              400,000

------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW         COM            60467R 10 0  42,938     1,572,245 SH         X                         1,572,245

------------------------------------------------------------------------------------------------------------------------------------
MITTAL STEEL CO N V     NY REG SH CL A 60684P 10 1  42,944     1,236,158 SH         X                         1,236,158

------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC               COM            637071 10 1  26,064      445,162  SH         X                          445,162

------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC           CL B NEW       62913F 20 1   5,427      87,300   SH         X                          87,300

------------------------------------------------------------------------------------------------------------------------------------
PATTERSON UTI ENERGY
INC                     COM            703481 10 1   2,226      93,683   SH         X                          93,683

------------------------------------------------------------------------------------------------------------------------------------




                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD       SPONSORED ADR  71646E 10 0    323        3,000   SH         X                           3,000

------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO                SPONSORED ADR  71654V 40 8  71,365      851,307  SH         X                          851,307

------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC              CALL           717081 10 3     1        500,000  SH  CALL   X                          500,000

------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP       CALL           717265 10 2    220       54,945   SH  CALL                               54,945

------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC         COM            745867 10 1     6          200    SH         X                            200

------------------------------------------------------------------------------------------------------------------------------------
QIMONDA AG              SPONSORED ADR  746904 10 1  33,006     1,941,500 SH         X                         1,941,500

------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP           COM            767754 10 4  36,214     7,976,713 SH         X                         7,976,713

------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY      SHS            G7945J 10 4  30,594     1,325,000 SH         X                         1,325,000

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR HLDRS TR  DEP RCPT       816636 20 3   2,452      71,500   SH         X                          71,500

------------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER
CORP                    COM            832727 10 1  26,678     2,382,000 SH         X                         2,382,000

------------------------------------------------------------------------------------------------------------------------------------



                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SPANSION INC            COM CL A       84649R 10 1  32,507     1,950,000 SH         X                         1,950,000

------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP      COM FON        852061 10 0  17,640     1,028,547 SH         X                         1,028,547

------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP          CALL           855244 10 9    122       150,000  SH         X                          150,000

------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP          PUT            855244 10 9    458       400,000                                        400,000

------------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS INC   COM            792860 10 8  30,980      660,700  SH         X                          660,700

------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP              COM            871829 10 7   1,554      46,452   SH         X                          46,452

------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR
MFG LTD                 SPONSORED ADR  874039 10 0   2,411      251,100  SH         X                          251,100

------------------------------------------------------------------------------------------------------------------------------------
TAM SA                  SP ADR REP PFD 87484D 10 3   6,077      190,500  SH         X                          190,500

------------------------------------------------------------------------------------------------------------------------------------
TELE NORTE LESTE
PART S A                SPON ADR PFD   879246 10 6   5,498      401,000  SH         X                          401,000

------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC             CALL           879664 10 0    215       300,000  SH   CALL X                           300,000

------------------------------------------------------------------------------------------------------------------------------------
TENNECO INC             COM            880349 10 5  37,528     1,604,425 SH         X                         1,604,425

------------------------------------------------------------------------------------------------------------------------------------



                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended Sep 30, 2006

                                                                                  INVESTMENT DISCRETION        VOTING AUTHORITY

                                                  FAIR MARKET  SHARES OR SH/
                                      CUSIP NUMBER   VALUE     PRINCIPAL PRN PUT/      SHARED - SHARED- OTHER
ISSUER                 TITLE OF CLASS            (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED  OTHER   MNGRS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TERNIUM SA              SPON ADR       880890 10 8    94         4,068   SH         X                           4,068

------------------------------------------------------------------------------------------------------------------------------------
UNITED MICROELECTRONICS
CORP                    SPONSORED ADR  910873 20 7   1,959      636,000  SH         X                          636,000

------------------------------------------------------------------------------------------------------------------------------------
VOTORANTIM CELULOSE
E PAPEL                 SPONSORED ADR  92906P 10 6   3,896      230,000  SH         X                          230,000


------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC     COM            966837 10 6   8,084      136,029  SH         X                          136,029

------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                          $1,026,965
(in thousands)
